Income taxes - Income tax expense benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Income tax expenses	$ (140)	$ (56)	$ (126)
Deferred income tax benefit	(250)	(252)	(314)
Income tax (expense) benefit	140	56	126
Hong Kong
Income Taxes
Income tax expenses	(110)	(195)	(188)
Deferred income tax benefit	250	251	314
Income tax (expense) benefit	$ 110	$ 195	$ 188